TAX MATTERS - RECOGNIZED AND UNRECOGNIZED DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 23,414,000
Deductible temporary differences	97,815,000
Tax credits for deductions	3,935,000
Total deferred tax assets	99,631,000	$ 125,163,000	$ 131,326,000
Total deferred tax liabilities	20,378,000	$ 30,221,000	$ 43,942,000
Year 1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	12,804,000
Deductible temporary differences	14,390,000
Tax credits for deductions	1,220,000
Total deferred tax assets	28,414,000
Total deferred tax liabilities	236,000
Year 2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	9,365,000
Deductible temporary differences	15,801,000
Tax credits for deductions	842,000
Total deferred tax assets	26,008,000
Total deferred tax liabilities	2,684,000
Year 3
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	1,245,000
Deductible temporary differences	18,152,000
Tax credits for deductions	581,000
Total deferred tax assets	19,978,000
Total deferred tax liabilities	4,696,000
Year 4
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	0
Deductible temporary differences	24,736,000
Tax credits for deductions	401,000
Total deferred tax assets	25,137,000
Total deferred tax liabilities	6,082,000
Year 5
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	0
Deductible temporary differences	24,736,000
Tax credits for deductions	276,000
Total deferred tax assets	25,012,000
Total deferred tax liabilities	7,038,000
Year 6
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	0
Deductible temporary differences	0
Tax credits for deductions	191,000
Total deferred tax assets	191,000
Total deferred tax liabilities	7,697,000
Subsequent years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	0
Deductible temporary differences	0
Tax credits for deductions	426,000
Total deferred tax assets	426,000
Total deferred tax liabilities	$ 2,260,000